UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006 Syosset, NY 11791-9006
(Address of principal executive offices)(Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | AUGUST 31, 2015 (UNAUDITED)

	Shares	Market Value
Master Limited Partnerships 95.60%

Master Limited Partnerships - Common Stocks 95.47%

Diversified Metals & Mining 1.94%
Hi-Crush Partners LP	305,609	$5,122,007

Oil & Gas Equipment & Services 4.76%
Exterran Partners LP	93,572	2,034,255
USA Compression Partners LP	527,457	10,549,140

		12,583,395
Oil & Gas Exploration & Production 0.29%
Memorial Production Partners LP	97,893	752,797

Oil & Gas Refining, Marketing & Transportation 5.26%
Calumet Specialty Products Partners LP	469,634	12,168,217
Ferrellgas Partners LP	53,994	1,210,006
Suburban Propane Partners LP	15,366	574,688

		13,952,911
Oil & Gas Storage & Transportation 83.22%
American Midstream Partners LP	38,694	553,711
Antero Midstream Partners LP	125,700	2,911,212
Azure Midstream Partners LP	375,025	3,375,225
Blueknight Energy Partners LP	222,955	1,382,321
Buckeye Partners LP	27,935	1,967,183
Cheniere Energy Partners LP	236,161	7,023,428
Cone Midstream Partners LP	597,929	6,834,328
DCP Midstream Partners LP	139,522	3,934,520
Dominion Midstream Partners LP	129,087	4,729,748
Enable Midstream Partners LP	36,829	571,586
Enbridge Energy Partners LP	187,180	5,293,450
Energy Transfer Equity LP	142,836	4,006,550
Energy Transfer Partners LP	247,977	12,185,590
Enterprise Products Partners LP	452,124	12,709,206
EnLink Midstream Partners LP	253,439	4,468,130
EQT GP Holdings LP	25,089	815,894
EQT Midstream Partners LP	57,708	4,489,682
Genesis Energy LP	205,612	8,977,020
Global Partners LP	54,539	1,761,064
Magellan Midstream Partners LP	160,189	11,304,538
MarkWest Energy Partners LP	104,522	5,891,905

See accompanying notes which are an integral part of this schedule of investments

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS (CONT.) | AUGUST 31, 2015 (UNAUDITED)

	Shares	Market Value
Oil & Gas Storage & Transportation 83.22% (cont.)
Martin Midstream Partners LP	59,619	$1,597,193
Midcoast Energy Partners LP	200,742	2,364,741
NGL Energy Partners LP	296,681	7,150,012
Phillips 66 Partners LP	71,703	4,474,267
NuStar Energy LP	66,271	3,458,021
Plains All American Pipeline LP	329,989	11,899,403
Plains GP Holdings LP	20,000	391,800
Rice Midstream Partners LP	600,000	10,062,000
Rose Rock Midstream LP	86,911	2,700,325
Southcross Energy Partners LP	402,304	3,017,280
Spectra Energy Partners LP	203,645	10,373,676
Sprague Resources LP	128,675	3,124,229
Summit Midstream Partners LP	32,408	714,272
Sunoco Logistics Partners LP	225,000	7,611,750
Sunoco LP	25,174	991,352
Tallgrass Energy Partners LP	106,792	5,049,126
Targa Resources Partners LP	316,110	9,543,361
Teekay LNG Partners LP	23,106	614,389
Tesoro Logistics LP	77,635	4,099,904
USD Partners LP	4,402	49,346
Valero Energy Partners LP	25,989	1,347,010
Western Gas Equity Partners LP	19,047	1,011,396
Western Gas Partners LP	216,909	12,760,756
Williams Partners LP	266,440	10,617,634

		220,209,534

Total Master Limited Partnerships - Common Stocks (Cost $297,945,279)		252,620,644

Master Limited Partnerships - Preferred Stocks 0.13%

Oil & Gas Storage & Transportation 0.13%
Dynagas LNG Partners LP, Series A, 9.00%	16,350	348,909

Total Master Limited Partnerships - Preferred Stocks (Cost $353,909)		348,909

Total Master Limited Partnerships (Cost $298,299,188)		252,969,553

See accompanying notes which are an integral part of this schedule of investments

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS (CONT.) | AUGUST 31, 2015 (UNAUDITED)

	Shares	Market Value
Common Stocks 3.71%

Oil & Gas Equipment & Services 0.42%
Exterran Holdings, Inc.	50,000	$1,116,000

Oil & Gas Refining, Marketing & Transportation 0.22%
UGI Corp.	17,000	579,360

Oil & Gas Storage & Transportation 1.93%
Enbridge Energy Management LLC *	1	29
Enbridge, Inc.	6,129	252,699
Kinder Morgan, Inc.	141,900	4,598,979
Williams Cos., Inc./The	5,325	256,665

		5,108,372
Real Estate Investment Trusts 1.14%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	158,801	3,018,807

Total Common Stocks (Cost $10,726,019)		9,822,539

Preferred Stocks 0.39%

Real Estate Investment Trusts 0.18%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	20,000	486,000

Agricultural Products 0.21%
CHS, Inc., Series 4, 7.50%	20,000	545,600

Total Preferred Stocks (Cost $1,000,000)		1,031,600

	Principal Amount
Corporate Bonds 0.50%

Oil & Gas Exploration & Production 0.50%
Linn Energy Finance Corp., 6.25%, 11/1/19	$1,000,000	395,000
Linn Energy Finance Corp., 7.75%, 2/1/21	1,425,000	566,438
VNR Finance Corp., 7.88%, 4/1/20	500,000	352,500

Total Corporate Bonds (Cost $1,844,103)		1,313,938

See accompanying notes which are an integral part of this schedule of investments

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS (CONT.) | AUGUST 31, 2015 (UNAUDITED)

	Shares	Market Value
Money Market 0.63%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.17%	1,668,347	$1,668,347

Total Money Market (Cost $1,668,347)		1,668,347

Total Investments – 100.83% (Cost $313,537,657)		266,805,977
Liabilities in Excess of Other Assets– (0.83)%		(2,202,230)

NET ASSETS – 100.00%		$264,603,747

(a)	Rate disclosed is the seven day yield as of August 31, 2015.

LP – Limited Partnership

*	Non-income producing security.

At August 31, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$3,663,678
Gross unrealized depreciation	(50,549,897)

Net unrealized depreciation	$(46,886,219)

Aggregate cost of securities for income tax purposes	$313,692,196

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of this schedule of investments

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS AUGUST 31, 2015 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 –

Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS AUGUST 31, 2015 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of August 31, 2015 is as follows:

Assets	Level 1	Level 2	Level 3	Totals

Common Stocks*	$262,443,183	$—	$—	$262,443,183
Preferred Stocks	1,380,509	—	—	1,380,509
Corporate Bonds	—	1,313,938	—	1,313,938
Money Market Securities	1,668,347	—	—	1,668,347

Total	$265,492,039	$1,313,938	$—	$266,805,977

*	Refer to Schedule of Investments for industry classifications.

The Fund did not have any transfers between levels during the period ended August 31, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc.

By
/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	10/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	10/27/15

By
/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	10/27/15